Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of Supplemental balance sheet information related to operating leases

December 31, 2021
Right-of-use assets, net	$313,172

Operating lease liabilities - current	$115,330
Operating lease liabilities - non-current	223,291
Total operating lease liabilities	$338,621

Schedule of weighted average remaining lease terms and discount rates

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.10
Weighted average discount rate	4.50%

Schedule of maturities of lease liabilities

Twelve months ending December 31,
2022	$104,589
2023	144,916
2024	98,246
2025	14,121
Total future minimum lease payments	361,872
Less: imputed interest	23,251
Total	$338,621